CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 11,639	$ 9,392
Restricted cash		46
Short-term bank deposit		4,811
Prepaid expenses and other current assets	242	680
Total current assets	11,881	14,929
Non-current assets
Property and equipment, net	414	369
Total non-current assets	414	369
Total assets	12,295	15,298
Accounts payable and accruals
Trade	393	577
Other	235	245
Other current liabilities	11	13
Employees and payroll accruals	728	1,238
Total current liabilities	1,367	2,073
Non-current liabilities
Royalties provision	521	577
Total non-current liabilities	521	577
Shareholders' equity
Ordinary share of NIS 0.2 par value-Authorized: 57,500,000 shares at December 31, 2015 and 2016, Issued and outstanding: 11,811,709 and 15,205,075 shares at December 31, 2015 and 2016, respectively	771	599
Additional paid-in capital	52,577	46,164
Accumulated deficit	(42,941)	(34,115)
Total shareholders' equity	10,407	12,648
Total liabilities and shareholders' equity	$ 12,295	$ 15,298